CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net earnings	$ 438.0	$ 512.6	$ 575.4
Foreign currency translation adjustments	(370.7)	(89.5)	(63.2)
Net benefit plan adjustments	7.7	(18.6)	42.1
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	(0.1)	(16.3)	16.4
Other comprehensive loss before tax	(363.1)	(124.4)	(4.7)
Provision for income tax related to items of comprehensive earnings	86.6	47.7	1.5
Other comprehensive loss, net of tax	(276.5)	(76.7)	(3.2)
Comprehensive earnings	161.5	435.9	572.2
Less: Net earnings attributable to the noncontrolling interest	(1.1)	(1.4)	(1.6)
Net comprehensive earnings attributable to Laboratory Corporation of America Holdings	$ 160.4	$ 434.5	$ 570.6